Goodwill and Other Intangibles (Details) (USD $)	12 Months Ended
	Jul. 02, 2011 years properties customers	Jul. 03, 2010	Jun. 27, 2009
Goodwill carrying amount, beginning balance	$ 1,549,815,000	$ 1,510,795,000
Goodwill acquired during year	44,047,000	25,179,000
Goodwill currency translation/other	39,427,000	13,841,000
Goodwill carrying amount, ending balance	1,633,289,000	1,549,815,000	1,510,795,000
Amortized intangibles acquired during year	19,200,000
Weighted-average amortization period of amortized intangibles acquired during year	8
Intangibles gross carrying amount	196,309,000	173,271,000
Intangibles accumulated amortization	(99,397,000)	(78,836,000)
Intangibles net amount	96,912,000	94,435,000
Intangibles amortization expense	21,900,000	20,900,000	15,700,000
Intangibles amortization expense in one year	22,513,000
Intangibles amortization expense in two years	20,518,000
Intangibles amortization expense in three years	19,126,000
Intangibles amortization expense in four years	14,501,000
Intangibles amortization expense in five years	7,668,000
Broadline [Member]
Goodwill carrying amount, beginning balance	1,121,468,000	1,087,467,000
Goodwill acquired during year	44,047,000	18,350,000
Goodwill currency translation/other	39,442,000	15,651,000
Goodwill carrying amount, ending balance	1,204,957,000	1,121,468,000
Sygma Segment [Member]
Goodwill carrying amount, beginning balance	32,609,000	32,609,000
Goodwill acquired during year	0	0
Goodwill currency translation/other	0	0
Goodwill carrying amount, ending balance	32,609,000	32,609,000
Other [Member]
Goodwill carrying amount, beginning balance	395,738,000	390,719,000
Goodwill acquired during year	0	6,829,000
Goodwill currency translation/other	(15,000)	(1,810,000)
Goodwill carrying amount, ending balance	395,723,000	395,738,000
Customer Lists [Member]
Amortized intangibles acquired during year	15,600,000
Weighted-average amortization period of amortized intangibles acquired during year	8
Intangibles gross carrying amount	190,112,000	169,913,000
Intangibles accumulated amortization	(97,846,000)	(77,394,000)
Intangibles net amount	92,266,000	92,519,000
Noncompete Agreements [Member]
Amortized intangibles acquired during year	3,100,000
Weighted-average amortization period of amortized intangibles acquired during year	5
Intangibles gross carrying amount	4,574,000	2,320,000
Intangibles accumulated amortization	(1,269,000)	(1,306,000)
Intangibles net amount	3,305,000	1,014,000
Trademark [Member]
Amortized intangibles acquired during year	500,000
Weighted-average amortization period of amortized intangibles acquired during year	5
Intangibles gross carrying amount	1,623,000	1,038,000
Intangibles accumulated amortization	(282,000)	(136,000)
Intangibles net amount	1,341,000	902,000
Indefinite-lived intangible assets balance	$ 13,000,000	$ 12,000,000